Income Taxes - Summary of Income Tax Recognized in Consolidated Statement of Other Comprehensive Income (OCI) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax related to items charged or recognized directly in OCI during the year:
Unrealized (gain) loss on cash flow hedges	$ (160)	$ 324	$ (19)
Remeasurements of the net defined benefit liability	(61)	12	32
Total income tax recognized in OCI	(221)	336	13
Income tax related to items charged or recognized directly in OCI as of year end:
Unrealized loss (gain) on derivative financial instruments	59	227	(91)
Comprehensive income to be reclassified to profit or loss in subsequent periods	59	227	(91)
Re-measurements of the net defined benefit liability	(199)	(143)	(112)
Balance of income tax in OCI	$ (140)	$ 84	$ (203)